Disclosure of Fair Value of Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes financial assets measured and recorded at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of June 30, 2017 and March 31, 2017, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	June 30, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$5,993	$—	$5,993
Non-U.S. government securities	—	15,482	15,482
Corporate securities	—	44,754	44,754
Total assets	$5,993	$60,236	$66,229

	March 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$7,478	$—	$7,478
U.S. treasury securities	—	3,506	3,506
Non-U.S. government securities	—	14,494	14,494
Corporate debt securities	—	42,347	42,347
Total assets	$7,478	$60,347	$67,825